UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3105
                                                     ---------

                      Oppenheimer Capital Appreciation Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

  FEBRUARY 29, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                               Management
      Capital                                                  Commentaries
      Appreciation Fund                                             and
                                                                Semiannual
                                                                  Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

          An Interview with Your Fund's Manager

          Listing of Top Holdings

     SEMIANNUAL REPORT

          Listing of Investments

          Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
-----------------------------------------------------------------------------
Communications Equipment                                                9.3%
-----------------------------------------------------------------------------
Capital Markets                                                         5.9
-----------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                             5.3
-----------------------------------------------------------------------------
Chemicals                                                               5.2
-----------------------------------------------------------------------------
Aerospace & Defense                                                     5.2
-----------------------------------------------------------------------------
Software                                                                4.7
-----------------------------------------------------------------------------
Internet Software & Services                                            4.7
-----------------------------------------------------------------------------
Pharmaceuticals                                                         4.6
-----------------------------------------------------------------------------
Computers & Peripherals                                                 4.5
-----------------------------------------------------------------------------
Wireless Telecommunication Services                                     4.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
-----------------------------------------------------------------------------
Google, Inc., Cl. A                                                     3.3%
-----------------------------------------------------------------------------
Monsanto Co.                                                            3.3
-----------------------------------------------------------------------------
Cisco Systems, Inc.                                                     3.2
-----------------------------------------------------------------------------
Research in Motion Ltd.                                                 2.4
-----------------------------------------------------------------------------
Las Vegas Sands Corp.                                                   2.2
-----------------------------------------------------------------------------
Nestle SA                                                               2.1
-----------------------------------------------------------------------------
Apple, Inc.                                                             2.1
-----------------------------------------------------------------------------
Roche Holding AG                                                        2.0
-----------------------------------------------------------------------------
Occidental Petroleum Corp.                                              2.0
-----------------------------------------------------------------------------
CME Group, Inc.                                                         2.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

                  10 | OPPENHEIMER CAPITAL APPRECIATION FUND

SECTOR ALLOCATION

[PIE CHART]

Information Technology                            30.0%
      Communications Equipment                     9.4
      Software                                     4.8
      Internet Software & Services                 4.8
      Computers & Peripherals                      4.5
      IT Services                                  3.9
      Semiconductors &
      Semiconductor Equipment                      2.6
Health Care                                       15.0
Financials                                        10.5
Energy                                             9.4
Industrials                                        9.3
Consumer Discretionary                             8.9
Consumer Staples                                   7.4
Materials                                          5.3
Telecommunication Services                         4.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of common stocks.

                   11 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT
     1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund were first publicly offered on 1/22/81. Class A returns include the current maximum initial sales charge of 5.75%.

     CLASS B shares of the Fund were first publicly offered on 11/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                   12 | OPPENHEIMER CAPITAL APPRECIATION FUND

     CLASS Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   13 | OPPENHEIMER CAPITAL APPRECIATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                   14 | OPPENHEIMER CAPITAL APPRECIATION FUND the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING             ENDING                 EXPENSES
                                     ACCOUNT               ACCOUNT                PAID DURING
                                     VALUE                 VALUE                  6 MONTHS ENDED
ACTUAL                               SEPTEMBER 1, 2007     FEBRUARY 29, 2008      FEBRUARY 29, 2008
------------------------------------------------------------------------------------------------------
Class A                                  $ 1,000.00           $   921.10            $ 5.03
------------------------------------------------------------------------------------------------------
Class B                                    1,000.00               917.70              8.72
------------------------------------------------------------------------------------------------------
Class C                                    1,000.00               917.60              8.67
------------------------------------------------------------------------------------------------------
Class N                                    1,000.00               919.50              6.80
------------------------------------------------------------------------------------------------------
Class Y                                    1,000.00               922.80              3.30

HYPOTHETICAL
(5% return before expenses)
------------------------------------------------------------------------------------------------------
Class A                                    1,000.00             1,019.64              5.29
------------------------------------------------------------------------------------------------------
Class B                                    1,000.00             1,015.81              9.16
------------------------------------------------------------------------------------------------------
Class C                                    1,000.00             1,015.86              9.11
------------------------------------------------------------------------------------------------------
Class N                                    1,000.00             1,017.80              7.15
------------------------------------------------------------------------------------------------------
Class Y                                    1,000.00             1,021.43              3.47

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 29, 2008 are as follows:

CLASS          EXPENSE RATIOS
------------------------------
Class A            1.05%
------------------------------
Class B            1.82
------------------------------
Class C            1.81
------------------------------
Class N            1.42
------------------------------
Class Y            0.69

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   15 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS February 29, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES              VALUE
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.8%
----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                                         2,352,918     $  195,998,069
----------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                                726,710         46,850,994
----------------------------------------------------------------------------------------------
MEDIA--2.5%
Focus Media Holding Ltd., ADR 1                                 1,360,400         68,523,348
----------------------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 1                                                      2,399,938         90,237,669
----------------------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., Cl. A 1                                         5,439,946         64,191,363
                                                                              ----------------
                                                                                 222,952,380

----------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
J.C. Penney Co., Inc. (Holding Co.) 2                           1,249,566         57,742,445
----------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Abercrombie & Fitch Co., Cl. A                                  1,130,452         87,643,944
----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.9%
Polo Ralph Lauren
Corp., Cl. A                                                    2,775,805        172,627,313
----------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.9%
Costco
Wholesale Corp.                                                 2,739,450        169,626,744
----------------------------------------------------------------------------------------------
Sysco Corp.                                                     3,068,219         86,094,225
                                                                              ----------------
                                                                                 255,720,969

----------------------------------------------------------------------------------------------
FOOD PRODUCTS--4.0%
Cadbury
Schweppes plc                                                  15,153,102        168,342,213
----------------------------------------------------------------------------------------------
Nestle SA                                                         391,945        187,326,740
                                                                              ----------------
                                                                                 355,668,953

----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Reckitt Benckiser Group plc                                       716,372         38,860,540
----------------------------------------------------------------------------------------------
ENERGY--9.3%
----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.0%
Schlumberger Ltd.                                               1,939,586        167,677,210

ENERGY EQUIPMENT & SERVICES Continued

Smith International, Inc.                                       1,585,646     $   99,943,267
----------------------------------------------------------------------------------------------
Transocean, Inc.                                                  620,400         87,172,404
                                                                              ----------------
                                                                                 354,792,881

----------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.3%
Occidental Petroleum Corp.                                      2,313,972        179,032,014
----------------------------------------------------------------------------------------------
Range Resources Corp.                                           2,018,143        123,469,989
----------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                2,853,046        176,061,469
                                                                              ----------------
                                                                                 478,563,472

----------------------------------------------------------------------------------------------
FINANCIALS--10.4%
----------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.9%
Charles Schwab Corp. (The)                                      4,139,802         81,181,517
----------------------------------------------------------------------------------------------
Credit Suisse Group                                             1,123,398         55,165,685
----------------------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                            2,739,641         38,354,974
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                   835,344        141,699,403
----------------------------------------------------------------------------------------------
Northern Trust Corp.                                              912,265         61,696,482
----------------------------------------------------------------------------------------------
Och-Ziff Capital Management Group, Cl. A                        2,597,200         60,099,208
----------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                         774,550         39,138,012
----------------------------------------------------------------------------------------------
UBS AG                                                          1,417,343         46,408,791
                                                                              ----------------
                                                                                 523,744,072

----------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
American Express Co.                                            1,239,770         52,442,271
----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.0%
CME Group, Inc.                                                   347,393        178,316,827
----------------------------------------------------------------------------------------------
INSURANCE--1.1%
Prudential Financial, Inc.                                      1,397,921        102,006,295
----------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Jones Lang LaSalle, Inc.                                          995,270         76,028,675

                   16 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                   SHARES              VALUE
----------------------------------------------------------------------------------------------
HEALTH CARE--14.9%
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Celgene Corp. 1                                                 1,578,870     $   89,000,902
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                         2,604,448        123,242,479
                                                                              ----------------
                                                                                 212,243,381
----------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
Bard (C.R.), Inc.                                                 580,389         55,015,073
----------------------------------------------------------------------------------------------
Baxter International, Inc.                                      1,083,010         63,919,250
----------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                                        1,115,960         47,963,961
----------------------------------------------------------------------------------------------
Stryker Corp.                                                     596,400         38,831,604
                                                                              ----------------
                                                                                 205,729,888
----------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--3.3%
Express Scripts, Inc. 1                                         1,653,960         97,749,036
----------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                          1,401,337         83,827,979
----------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                               1,599,812        112,114,825
                                                                              ----------------
                                                                                 293,691,840
----------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--2.3%
Covance, Inc. 1                                                   757,012         63,899,383
----------------------------------------------------------------------------------------------
Thermo Fisher
Scientific, Inc. 1                                              2,492,417        139,400,883
                                                                              ----------------
                                                                                 203,300,266
----------------------------------------------------------------------------------------------

PHARMACEUTICALS--4.6%
Allergan, Inc.                                                  1,303,014         77,177,519
----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                               1,931,215         85,552,825
----------------------------------------------------------------------------------------------
Roche Holding AG                                                  916,697        180,320,852
----------------------------------------------------------------------------------------------
Shire plc                                                       3,707,288         72,425,966
                                                                              ----------------
                                                                                 415,477,162

----------------------------------------------------------------------------------------------
INDUSTRIALS--9.2%
----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.2%
General Dynamics Corp.                                          1,550,188        126,882,888
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                             881,058         90,925,186
----------------------------------------------------------------------------------------------
Precision Castparts Corp.                                         822,387         90,783,301

AEROSPACE & DEFENSE Continued
United Technologies Corp.                                       2,201,665     $  155,239,399
                                                                              ----------------
                                                                                 463,830,774

----------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.2%
Expeditors International of Washington, Inc.                      522,310         20,537,229
----------------------------------------------------------------------------------------------
AIRLINES--0.5%
Ryanair Holdings Ltd. plc, Sponsored ADR 1                      1,426,900         40,780,802
----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Corporate Executive Board Co. (The)                               949,885         38,574,830
----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
ABB Ltd.                                                        4,994,436        124,603,734
----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
McDermott International, Inc. 1                                 1,498,110         78,231,304
----------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Fastenal Co.                                                    1,377,774         56,020,291
----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--29.6%
----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.3%
Cisco Systems, Inc. 1                                          11,716,183        285,523,380
----------------------------------------------------------------------------------------------
Corning, Inc.                                                   6,682,710        155,239,353
----------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                             1,837,440         40,717,670
----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                  3,171,570        134,379,421
----------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                                       2,073,969        215,277,982
                                                                              ----------------
                                                                                 831,137,806

----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.5%
Apple, Inc. 1                                                   1,494,670        186,863,643
----------------------------------------------------------------------------------------------
EMC Corp. 1                                                     9,433,800        146,601,252
----------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                32,000          1,528,640
----------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                       2,934,480         63,443,458
                                                                              ----------------
                                                                                 398,436,993

----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.7%
eBay, Inc. 1                                                    4,701,230        123,924,423
----------------------------------------------------------------------------------------------
Google, Inc., Cl. A  1                                            634,026        298,740,371
                                                                              ----------------
                                                                                 422,664,794

                   17 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                                                   SHARES              VALUE
----------------------------------------------------------------------------------------------
IT SERVICES--3.9%
Affiliated Computer Services, Inc., Cl. A 1                     3,456,915     $  175,438,436
----------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                          3,177,473         95,991,459
----------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A                                           387,260         73,579,400
                                                                              ----------------
                                                                                345,009,295

----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
ASML Holding NV 1                                               3,136,190         75,519,455
----------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                         4,806,715         90,894,981
----------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                      1,969,500         60,621,210
                                                                              ----------------
                                                                                 227,035,646

----------------------------------------------------------------------------------------------
SOFTWARE--4.7%
Adobe Systems, Inc. 1                                           3,287,510        110,624,712
----------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                      37,910          1,175,210
----------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                2,920,463         90,797,195
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                 4,421,426        120,351,216
----------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                   2,264,790         37,255,796
----------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                          1,072,904         64,073,827
                                                                              ----------------
                                                                                 424,277,956

----------------------------------------------------------------------------------------------
MATERIALS--5.2%
----------------------------------------------------------------------------------------------
CHEMICALS--5.2%
Monsanto Co.                                                    2,564,813        296,697,568
----------------------------------------------------------------------------------------------
Praxair, Inc.                                                   2,102,105        168,756,989
                                                                              ----------------
                                                                                 465,454,557

TELECOMMUNICATION SERVICES--4.2%
----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
America Movil SAB de CV, ADR, Series L                          2,198,076        132,895,675
----------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                              3,780,609        136,442,179
----------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                            2,527,013        100,398,225
                                                                              ----------------
                                                                                 369,736,079
                                                                              ----------------
Total Common Stocks
(Cost $ 7,511,197,450)                                                         8,836,734,727

OTHER SECURITIES--0.0%
----------------------------------------------------------------------------------------------

Seagate Technology International, Inc. 1,3,4 (Cost $ --)        1,000,000            100,000

----------------------------------------------------------------------------------------------
INVESTMENT COMPANY--1.2%
----------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund,
Cl. E,3.99% 5,6
(Cost $110,307,661)                                           110,307,661        110,307,661

----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $ 7,621,505,111)                                              100.1%     8,947,142,388
----------------------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.1)        (6,712,690)
                                                              --------------------------------
NET ASSETS                                                          100.0%    $8,940,429,698
                                                              ================================

                   18 | OPPENHEIMER CAPITAL APPRECIATION FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

3. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $100,000, which represents less than 0.005% of the Fund's net assets. See Note 7 of accompanying Notes.

4. Escrow shares received as the result of issuer reorganization.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS              GROSS              SHARES
                                                 AUGUST 31, 2007       ADDITIONS         REDUCTIONS    FEBRUARY 29, 2008
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                             105,210,056     908,642,073        903,544,468          110,307,661

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                                               $110,307,661           $3,113,744

6. Rate shown is the 7-day yield as of February 29, 2008.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                   CONTRACT
                                                     AMOUNT   EXPIRATION                        UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                BUY/SELL         (000S)         DATE           VALUE      APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)             Buy       2,175GBP       3/3/08     $ 4,320,416          $  7,596        $     --
British Pound Sterling (GBP)            Sell       2,726GBP       3/3/08       5,415,079                --           9,520
Swiss Franc (CHF)                        Buy      19,235CHF       3/3/08      18,466,775           289,514              --
Swiss Franc (CHF)                       Sell      21,502CHF       3/3/08      20,643,457                --         440,709
                                                                                                 ---------------------------
Total unrealized appreciation and depreciation                                                   $ 297,110       $ 450,229
                                                                                                 ===========================

--------------------------------------------------------------------------------
WRITTEN OPTION AS OF FEBRUARY 29, 2008 IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                  NUMBER OF     EXERCISE      EXPIRATION
DESCRIPTION                            TYPE       CONTRACTS        PRICE            DATE           PREMIUM           VALUE
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                           Call          9,000       $52.50         3/24/08        $1,862,817        $270,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   19 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:

Unaffiliated companies (cost $ 7,511,197,450)                                            $ 8,836,834,727
Affiliated companies (cost $ 110,307,661)                                                    110,307,661
                                                                                         -----------------
                                                                                           8,947,142,388
----------------------------------------------------------------------------------------------------------
Cash                                                                                           1,271,067
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                                   297,110
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              97,666,493
Dividends                                                                                      5,525,984
Shares of beneficial interest sold                                                             1,035,914
Other                                                                                            686,696
                                                                                         -----------------
Total assets                                                                               9,053,625,652

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------

Options written, at value (premiums received $1,862,817) -- see accompanying
statement of investments                                                                         270,000
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                                   450,229
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         92,091,471
Shares of beneficial interest redeemed                                                        13,170,813
Distribution and service plan fees                                                             3,142,646
Trustees' compensation                                                                         1,807,528
Transfer and shareholder servicing agent fees                                                  1,697,442
Shareholder communications                                                                       420,595
Other                                                                                            145,230
                                                                                         ---------------
Total liabilities                                                                            113,195,954

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 8,940,429,698
                                                                                         =================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                               $       198,502
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 7,811,801,322
----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (17,635,951)
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (181,256,157)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                1,327,321,982
                                                                                         -----------------

NET ASSETS                                                                               $ 8,940,429,698
                                                                                         =================

                   20 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $6,094,339,998 and 133,329,462 shares of beneficial interest outstanding)            $  45.71
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                             $  48.50
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $736,315,644
and 17,827,811 shares of beneficial interest outstanding)                               $  41.30
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $725,439,168 and
17,709,481 shares of beneficial interest outstanding)                                   $  40.96
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value,redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $ 276,049,992 and
6,157,632 shares of beneficial interest outstanding)                                    $  44.83
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value,redemption price and offering price per share (based on net
assets of $1,108,284,896 and 23,477,250 shares of beneficial interest outstanding)      $  47.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   21 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008

-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies                                                    $    32,939,306
Affiliated companies                                                            3,113,744
-------------------------------------------------------------------------------------------
Interest                                                                          120,299
-------------------------------------------------------------------------------------------
Other income                                                                      173,999
                                                                          -----------------
Total investment income                                                        36,347,348

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                                25,709,398
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         7,653,367
Class B                                                                         3,907,662
Class C                                                                         3,764,385
Class N                                                                           691,916
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         6,737,299
Class B                                                                           846,022
Class C                                                                           807,154
Class N                                                                           467,970
Class Y                                                                           612,504
-------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                           385,731
Class B                                                                           114,007
Class C                                                                            54,151
Class N                                                                             8,655
Class Y                                                                             1,055
-------------------------------------------------------------------------------------------
Trustees' compensation                                                            114,552
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                        48,340
-------------------------------------------------------------------------------------------
Other                                                                             684,552
                                                                          -----------------
Total expenses                                                                 52,608,720
Less reduction to custodian expenses                                              (8,980)
Less waivers and reimbursements of expenses                                      (72,467)
                                                                          -----------------
Net expenses                                                                   52,527,273

-------------------------------------------------------------------------------------------
Net Investment Loss                                                          (16,179,925)


                   22 | OPPENHEIMER CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                   $ (123,756,038)
Foreign currency transactions                                                 22,871,902
                                                                          -----------------
Net realized loss                                                           (100,884,136)
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (794,651,665)
Translation of assets and liabilities denominated in foreign currencies       61,486,803
Option contracts written                                                       1,592,817
                                                                          -----------------
Net change in unrealized appreciation                                       (731,572,045)

-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ (848,636,106)
                                                                          =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   23 | OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                           ENDED               YEAR
                                                                               FEBRUARY 29, 2008              ENDED
                                                                                      (UNAUDITED)   AUGUST 31, 2007
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------

Net investment loss                                                            $     (16,179,925)   $   (30,228,971)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (100,884,136)       631,672,721
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               (731,572,045)       677,385,449
                                                                               ---------------------------------------
Net increase (decrease) in net assets resulting from operations                     (848,636,106)     1,278,829,199

----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------

Distributions from net realized gain:
Class A                                                                             (141,765,290)                --
Class B                                                                              (19,310,647)                --
Class C                                                                              (18,512,370)                --
Class N                                                                               (5,741,019)                --
Class Y                                                                              (23,667,836)                --
                                                                               ---------------------------------------
                                                                                    (208,997,162)                --

----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                            1,381,024,842       (711,314,069)
Class B                                                                              104,842,574       (254,371,683)
Class C                                                                              127,482,764        (63,359,072)
Class N                                                                               69,134,815        (50,155,981)
Class Y                                                                              169,590,582        270,627,361
                                                                               ---------------------------------------
                                                                                   1,852,075,577       (808,573,444)

----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------

Total increase                                                                       794,442,309        470,255,755
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                8,145,987,389      7,675,731,634
                                                                               ---------------------------------------
End of period (including accumulated net investment loss of
$17,635,951 and $1,456,026, respectively)                                      $   8,940,429,698    $ 8,145,987,389
                                                                               =======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   24 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                       ENDED
                           FEBRUARY 29, 2008                                                                 YEAR ENDED AUGUST 31,
CLASS A                           (UNAUDITED)             2007               2006           2005            2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                        $     50.67       $     43.08        $     41.45    $     37.57     $     35.39      $     30.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income
(loss)                                  (.06) 1           (.13) 1            (.12) 1         .26 1,2         .01             (.05)
Net realized and
unrealized gain (loss)                 (3.81)             7.72               2.00           3.62            2.17             4.72
                                 ---------------------------------------------------------------------------------------------------
Total from investment
operations                             (3.87)             7.59               1.88           3.88            2.18             4.67
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions
to shareholders:
Dividends from net
investment income                         --                --               (.25)            --              --               --
Distributions from net
realized gain                          (1.09)               --                 --             --              --               --
                                 ---------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                           (1.09)               --               (.25)            --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                           $     45.71       $     50.67        $     43.08    $     41.45     $     37.57      $     35.39
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 3                          (7.89)%           17.62%              4.53%         10.33%           6.16%           15.20%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                   $ 6,094,340       $ 5,437,581        $ 5,278,253    $ 5,633,688     $ 5,218,310      $ 4,288,332
Average net assets
(in thousands)                   $ 6,261,143       $ 5,386,165        $ 5,569,912    $ 5,597,821     $ 4,971,315      $ 3,655,594
Ratios to average net
assets: 4
Net investment income
(loss)                                 (0.26)%           (0.27)%            (0.28)%         0.64% 2         0.09%           (0.11)%
Total expenses                          1.05% 5,6,7       1.05% 5,6,7        1.07% 6        1.06% 6         1.09% 6,8        1.17% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   34%               51%                83%            38%             45%              42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008          1.05%
        Year Ended August 31, 2007                  1.05%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   25 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                       ENDED
                           FEBRUARY 29, 2008                                                                 YEAR ENDED AUGUST 31,
CLASS B                           (UNAUDITED)             2007               2006           2005             2004            2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                        $     46.05       $     39.47        $     38.08     $    34.82      $     33.09     $     28.95
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment loss                     (.23) 1           (.46) 1            (.45) 1        (.08) 1,2        (.36            (.31)
Net realized and
unrealized gain (loss)                 (3.43)             7.04               1.84           3.34             2.09            4.45
                                 ---------------------------------------------------------------------------------------------------
Total from investment
operations                             (3.66)             6.58               1.39           3.26             1.73            4.14
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                         --                --                 --             --               --              --
Distributions from net
realized gain                          (1.09)               --                 --             --               --              --
                                 ---------------------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                        (1.09)               --                 --             --               --              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of
period                           $     41.30       $     46.05        $     39.47     $    38.08      $     34.82     $     33.09
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 3                          (8.23)%           16.67%              3.65%          9.36%            5.23%          14.30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                   $   736,316       $   723,519        $   851,836     $1,041,045      $ 1,104,348     $ 1,114,052
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                   $   786,605       $   806,550        $   964,658     $1,099,380      $ 1,169,402     $ 1,001,311
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment loss                    (1.02)%           (1.06)%            (1.13)%        (0.21)% 2        (0.81)%         (0.89)%
Total expenses                          1.82% 5           1.86% 5            1.93%          1.93%            1.99%           2.10%
Expenses after payments,
waivers and/or
reimbursements and
reduction to custodian
expenses                                1.82%             1.86%              1.92%          1.93%            1.97%           1.96%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   34%               51%                83%            38%              45%             42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008           1.82%
        Year Ended August 31, 2007                   1.86%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   26 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                SIX MONTHS
                                     ENDED
                         FEBRUARY 29, 2008                                                                 YEAR ENDED AUGUST 31,
CLASS C                         (UNAUDITED)              2007               2006           2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period            $     45.68        $     39.14        $     37.73     $    34.47      $     32.72      $     28.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment loss                   (.23) 1            (.44) 1            (.41) 1        (.05) 1,2        (.16)            (.23)
Net realized and
unrealized gain (loss)               (3.40)              6.98               1.82           3.31             1.91             4.32
                               -----------------------------------------------------------------------------------------------------
Total from investment
operations                           (3.63)              6.54               1.41           3.26             1.75             4.09
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                       --                 --                 --             --               --               --
Distributions from net
realized gain                        (1.09)                --                 --             --               --               --
                               -----------------------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                      (1.09)                --                 --             --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $     40.96        $     45.68        $     39.14     $    37.73      $     34.47      $     32.72
                               =====================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET
ASSET VALUE 3                        (8.24)%            16.71%              3.74%          9.46%            5.35%           14.28%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of
period (in thousands)          $   725,439        $   687,083        $   646,333     $  691,467      $   638,676      $   540,118
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                 $   757,207        $   678,427        $   684,056     $  681,646      $   623,172      $   463,768
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment loss                  (1.01)%            (1.02)%            (1.05)%        (0.14)% 2        (0.69)%          (0.89)%
Total expenses                        1.81% 5,6,7        1.81% 5,6,7        1.84% 6        1.84% 6          1.87% 6,8        1.96% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 34%                51%                83%            38%              45%              42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008           1.81%
        Year Ended August 31, 2007                   1.81%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   27 | OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                       ENDED
                           FEBRUARY 29, 2008                                                                 YEAR ENDED AUGUST 31,
CLASS N                           (UNAUDITED)             2007               2006           2005            2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                        $     49.80       $     42.49        $     40.91     $    37.21     $     35.17      $     30.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income
(loss)                                  (.16) 1           (.28) 1            (.27) 1         .11 1,2        (.08)            (.10)
Net realized and
unrealized
gain (loss)                            (3.72)             7.59               1.98           3.59            2.12             4.67
                                 ---------------------------------------------------------------------------------------------------
Total from investment
operations                             (3.88)             7.31               1.71           3.70            2.04             4.57
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                         --                --               (.13)            --              --               --
Distributions from net
realized gain                          (1.09)               --                 --             --              --               --
                                 ---------------------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                        (1.09)               --               (.13)            --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                           $     44.83       $     49.80        $     42.49     $    40.91     $     37.21      $     35.17
                                 ===================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                                (8.05)            17.20%              4.16%          9.94%           5.80%           14.94%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                   $   276,050       $   241,593        $   250,167     $  245,932     $   190,696      $   111,374
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                   $   278,640       $   257,444        $   253,590     $  221,007     $   154,605      $    86,761
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income
(loss)                                 (0.63)%           (0.60)%            (0.63)%         0.27% 2        (0.25)%          (0.35)%
Total expenses                          1.42% 5           1.39% 5            1.42%          1.42%           1.46%            1.46%
Expenses after payments,
waivers and/or
reimbursements and
reduction
to custodian expenses                   1.42%             1.39%              1.42%          1.42%           1.44%            1.42%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   34%               51%                83%            38%             45%              42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.17 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008           1.42%
        Year Ended August 31, 2007                   1.39%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   28 | OPPENHEIMER CAPITAL APPRECIATION FUND

                                  SIX MONTHS
                                       ENDED
                           FEBRUARY 29, 2008                                                               YEAR ENDED AUGUST 31,
CLASS Y                           (UNAUDITED)            2007               2006           2005            2004            2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                       $     52.20       $     44.21        $     42.52     $    38.40     $     36.04     $     31.16
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                   .03 1             .07 1              .05 1          .45 1,2         .09             .01
Net realized and
unrealized
gain (loss)                           (3.93)             7.92               2.05           3.67            2.27            4.87
                                --------------------------------------------------------------------------------------------------
Total from investment
operations                            (3.90)             7.99               2.10           4.12            2.36            4.88
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                        --                --               (.41)            --              --              --
Distributions from net
realized gain                         (1.09)               --                 --             --              --              --
                                --------------------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                       (1.09)               --               (.41)            --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                          $     47.21       $     52.20        $     44.21     $    42.52     $     38.40     $     36.04
                                ==================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 3                               (7.72)%           18.07%              4.93%         10.73%           6.55%          15.66%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                  $ 1,108,285       $ 1,056,211        $   649,143     $1,186,649     $ 1,391,718     $ 1,152,318
----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                  $ 1,135,458       $   865,096        $   766,929     $1,210,587     $ 1,327,404     $   930,500
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income                  0.10%             0.13%              0.11%          1.10% 2         0.47%           0.29%
Total expenses                         0.69% 5,6,7       0.66% 5,6,7        0.70% 6,8      0.69% 6         0.71% 6         0.78% 6,8
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  34%               51%                83%            38%             45%             42%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended February 29, 2008           0.69%
        Year Ended August 31, 2007                   0.66%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   29 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

                   30 | OPPENHEIMER CAPITAL APPRECIATION FUND by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                   31 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $100,954,653 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund utilized $424,180,295 of capital loss carry-forward to offset capital gains realized in that fiscal year.

      As of August 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $70,517.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                   32 | OPPENHEIMER CAPITAL APPRECIATION FUND

              Federal tax cost of securities         $  7,710,937,176
              Federal tax cost of other investments        (1,862,817)
                                                     ----------------
              Total federal tax cost                 $  7,709,074,359
                                                     ================


              Gross unrealized appreciation          $  1,633,398,364
              Gross unrealized depreciation              (395,600,335)
                                                     ----------------
              Net unrealized appreciation            $  1,237,798,029
                                                     ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 29, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

               Projected Benefit Obligations Increased           $    314,173
               Payments Made to Retired Trustees                      133,067
               Accumulated Liability as of February 29, 2008        1,115,668

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an

                   33 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED FEBRUARY 29, 2008             YEAR ENDED AUGUST 31, 2007
                                   SHARES            AMOUNT             SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                           15,231,156    $  783,031,739         21,222,885     $ 1,010,056,897
Dividends and/or
distributions reinvested        2,473,136       128,083,725                 --                  --
Acquisition -- Note 9          24,242,071     1,276,608,520                 --                  --
Redeemed                      (15,937,607)     (806,699,142)       (36,425,258)     (1,721,370,966)
                             ------------------------------------------------------------------------
Net increase (decrease)        26,008,756    $1,381,024,842        (15,202,373)    $  (711,314,069)
                             ========================================================================

                   34 | OPPENHEIMER CAPITAL APPRECIATION FUND

                         SIX MONTHS ENDED FEBRUARY 29, 2008             YEAR ENDED AUGUST 31, 2007
                                   SHARES            AMOUNT             SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS B
Sold                            1,313,407    $   60,031,634          1,959,540     $    84,668,049
Dividends and/or
distributions reinvested          395,530        18,542,453                 --                  --
Acquisition -- Note 9           4,230,388       202,686,406                 --                  --
Redeemed                       (3,821,877)     (176,417,919)        (7,830,689)       (339,039,732)
                             ------------------------------------------------------------------------
Net increase (decrease)         2,117,448    $  104,842,574         (5,871,149)    $  (254,371,683)
                             ========================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                            1,637,564    $   74,449,589          2,511,786     $   108,170,132
Dividends and/or
distributions reinvested          347,077        16,139,070                 --                  --
Acquisition -- Note 9           2,494,432       118,555,942                 --                  --
Redeemed                       (1,809,675)      (81,661,837)        (3,986,345)       (171,529,204)
                             ------------------------------------------------------------------------
Net increase (decrease)         2,669,398    $  127,482,764         (1,474,559)    $   (63,359,072)
                             ========================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                              856,057    $   42,501,540          1,577,607     $    73,777,815
Dividends and/or
distributions reinvested          102,322         5,201,995                 --                  --
Acquisition -- Note 9           1,495,894        77,172,752                 --                  --
Redeemed                       (1,147,729)      (55,741,472)        (2,614,445)       (123,933,796)
                             ------------------------------------------------------------------------
Net increase (decrease)         1,306,544    $   69,134,815         (1,036,838)    $   (50,155,981)
                             ========================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                            4,444,499    $  233,524,371          7,490,658     $   366,439,984
Dividends and/or
distributions reinvested          397,723        21,254,348                 --                  --
Acquisition -- Note 9           1,008,258        54,681,820                 --                  --
Redeemed                       (2,607,552)     (139,869,957)        (1,940,608)        (95,812,623)
                             ------------------------------------------------------------------------
Net increase                    3,242,928    $  169,590,582          5,550,050     $   270,627,361
                             ========================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                               PURCHASES             SALES
--------------------------------------------------------------------------
Investment securities                   $   4,491,766,961  $ 3,071,893,533

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                   35 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

     FEE SCHEDULE
     ---------------------------------------
     Up to $200 million                0.75%
     Next $200 million                 0.72
     Next $200 million                 0.69
     Next $200 million                 0.66
     Next $700 million                 0.60
     Next $1 billion                   0.58
     Next $2 billion                   0.56
     Next $2 billion                   0.54
     Next $2 billion                   0.52
     Next $2.5 billion                 0.50
     Over $11 billion                  0.48

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $9,185,615 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated

                   36 | OPPENHEIMER CAPITAL APPRECIATION FUND by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $10,412,187, $13,106,510 and $3,878,602, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B        CLASS C         CLASS N
                           CLASS A       CONTINGENT      CONTINGENT     CONTINGENT      CONTINGENT
                         FRONT-END         DEFERRED        DEFERRED       DEFERRED        DEFERRED
                     SALES CHARGES    SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY      RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 29, 2008       $  922,590        $  20,394      $  604,422     $   22,472      $    4,762

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 29, 2008, OFS waived $10,327 for Class N. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $62,140 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

                   37 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended February 29, 2008 was as follows:

                                                CALL OPTIONS
                                   -------------------------
                                   NUMBER OF       AMOUNT OF
                                   CONTRACTS        PREMIUMS
------------------------------------------------------------
Options outstanding as of
August 31, 2007                           --      $       --
Options written                        9,000       1,862,817
                                   -------------------------
Options outstanding as of
February 29, 2008                      9,000      $1,862,817
                                   =========================

                   38 | OPPENHEIMER CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
9. ACQUISITIONS

ACQUISITION OF OPPENHEIMER ENTERPRISE FUND. On December 6, 2007, the Fund acquired all of the net assets of Oppenheimer Enterprise Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Enterprise Fund shareholders on November 30, 2007. The Fund issued (at an exchange ratio of 0.330252 for Class A, 0.330480 for Class B, 0.333725 for Class C, 0. 330601 for
Class N and 0.331157 for Class Y of the Fund to one share of Oppenheimer Enterprise Fund) 2,355,831; 647,939; 414,965; 1,083,571 and 223,067 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $123,445,542, $30,731,728, $19,519,982, $55,738,877 and
$12,061,279 in exchange for the net assets, resulting in combined Class A net assets of $7,093,539,541, Class B net assets of $892,790,045, Class C net assets of $839,221,703, Class N net assets of $333,435,765 and Class Y net assets of $1,215,931,488 on December 6, 2007. The net assets acquired included net unrealized appreciation of $29,718,252 and an unused capital loss carryforward of $302,145,508, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
ACQUISITION OF OPPENHEIMER GROWTH FUND. On November 8, 2007, the Fund acquired all of the net assets of Oppenheimer Growth Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Growth Fund shareholders on November 2, 2007. The Fund issued (at an exchange ratio of 0.687366 for Class A,
0.682644 for Class B, 0.699572 for Class C, 0.689827 for Class N and 0.674404
for Class Y of the Fund to one share

                   39 | OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

9. ACQUISITIONS Continued
of Oppenheimer Growth Fund) 20,020,561; 2,867,901; 1,638,942; 319,321
and 737,937 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $1,052,080,459, $136,798,881, $77,538,345,
$16,483,392 and $39,981,416 in exchange for the net assets, resulting in combined Class A net assets of $6,714,105,786, Class B net assets of $849,545,980, Class C net assets of $790,187,644, Class N net assets of $267,719,775 and Class Y net assets of $1,113,923,160 on November 8, 2007. The net assets acquired included net unrealized appreciation of $144,800,454 and an unused capital loss carryforward of $281,079,134, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
ACQUISITION OF OPPENHEIMER EMERGING TECHNOLOGIES FUND. On October 25, 2007, the Fund acquired all of the net assets of Oppenheimer Emerging Technologies Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Emerging Technologies Fund shareholders on October 19, 2007. The Fund issued (at an exchange ratio of 0.072494 for Class A, 0.076031 for Class B, 0.076738 for Class C, 0.072686 for Class N and 0.073348 for Class Y of the Fund to one share of Oppenheimer Emerging Technologies Fund) 1,865,679; 714,548; 440,525; 93,002 and 47,254 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $101,082,519, $35,155,797, $21,497,615,
$4,950,483 and $2,639,125 in exchange for the net assets, resulting in combined Class A net assets of $6,054,910,103, Class B net assets of $778,891,603, Class C net assets of $761,499,825, Class N net assets of $266,537,439 and Class Y net assets of $1,134,454,218 on October 25, 2007. The net assets acquired included net unrealized appreciation of $28,193,198 and an unused capital loss carryforward of $438,362,602, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                   40 | OPPENHEIMER CAPITAL APPRECIATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                   41 | OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008